Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

9 Intangible assets

Accounting policy

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of software ranges between three and seven years. The estimated useful economic life of technology assets ranges between 6–20 years, product-related assets ranges between 2–20 years, and customer and distribution assets ranges between 2–14 years. Internally-generated intangible assets are expensed in the income statement as incurred. Expenditure on purchased software and qualifying IT projects is recognised as an intangible asset when it provides long-term benefits to the Group. Development costs for internally used applications are capitalised only when the software forms a key component of the Group’s IT systems and is controlled by the Group. Certain implementation costs for cloud-based solutions are capitalised when the Group has control over the underlying software. Software that is integral to computer hardware is capitalised as plant and equipment.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets, a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

Intangible assets which are not yet available for use are tested for impairment annually. Any provision for impairment is charged to the income statement.

				Customer and		Assets
			Product-	distribution-		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2024		582	2,273	236	547	178	3,816
Exchange adjustment		(7)	(35)	(6)	(10)	(1)	(59)
Acquisitions	21	81	3	–	–	–	84
Additions		–	1	4	30	52	87
Disposals		–	–	–	(9)	(1)	(10)
Transfers		1	(3)	–	143	(133)	8
At 31 December 2024		657	2,239	234	701	95	3,926
Exchange adjustment		15	62	6	21	4	108
Additions		–	2	–	5	69	76
Disposals		–	–	–	(8)	(1)	(9)
Transfers		–	(2)	–	67	(63)	2
At 31 December 2025		672	2,301	240	786	104	4,103
Amortisation and impairment
At 1 January 2024		276	1,801	176	453	–	2,706
Exchange adjustment		(3)	(33)	(5)	(9)	–	(50)
Charge for the year		54	109	15	52	–	230
Impairment		15	–	–	1	–	16
Disposals		–	–	–	(8)	–	(8)
At 31 December 2024		342	1,877	186	489	–	2,894
Exchange adjustment		9	59	5	13	–	86
Charge for the year		50	110	14	65	–	239
Impairment		10	–	–	–	–	10
Disposals		–	–	–	(8)	–	(8)
At 31 December 2025		411	2,046	205	559	–	3,221
Net book amounts
At 31 December 2025		261	255	35	227	104	882
At 31 December 2024		315	362	48	212	95	1,032

Transfers into software and assets in course of construction includes $2m (2024: $8m) of software transferred from property, plant and equipment (refer to Note 7). Group capital expenditure relating to software contracted but not provided for amounted to $4m (2024: $4m).

Amortisation and impairment of acquisition intangibles is set out below:

	2025	2024
	$ million	$ million
Technology	61	69
Product-related	105	108
Customer and distribution-related	10	10
Total	176	187

Group financial statements continued

Notes to the Group accounts continued

9 Intangible assets continued

In 2025, the Group recognised an impairment charge of $10m in relation to immaterial technology assets in acquisition intangibles. In 2024, the Group recognised an impairment charge of $15m in relation to immaterial technology assets in acquisition intangibles. In 2023, the Group impaired $37m of Engage intangible assets as a result of the voluntary product discontinuation.

Management has assessed the acquisition intangible assets held by the Group to identify any indicators of impairment as of September 2025. These were updated during December to take into account any significant events that occurred between September and December. Where an impairment indicator has arisen, impairment reviews have been undertaken by comparing the expected recoverable value of assets to the carrying value of assets.

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

			Customer and	Total
		Product-	distribution-	Carrying	Remaining
	Technology	related	related	value	amortisation
	$ million	$ million	$ million	$ million	period
Intangibles acquired as part of the CartiHeal acquisition	66	3	–	69	8-9 years
Intangibles acquired as part of the ArthroCare acquisition	97	68	–	165	8-9 years
Intangibles acquired as part of the Osiris acquisition	–	80	26	106	2-3 years
Intangibles acquired as part of the Healthpoint acquisition	32	72	3	107	2 years